Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 64,468,662	$ 51,723,107
Receivables, net of allowance for bad debts of $0.8 million (2019: $0.9 million)	27,705,982	30,083,358
Prepaid expenses and other assets.	2,068,890	1,940,030
Advances and deposits	4,083,461	4,114,065
Inventories	10,696,789	10,158,735
Total current assets	109,023,784	98,019,295
Non-current assets
Vessels and vessel equipment, net	653,611,582	660,823,330
Deferred drydock expenditures, net	10,172,068	7,668,711
Ballast water treatment systems, installation in progress	320,607	384,408
Other non-current assets, net	841,054	917,222
Amount receivable in respect of finance leases	2,880,000	2,880,000
Operating lease, right of use asset	1,921,419	1,745,464
Total non-current assets	669,746,730	674,419,135
TOTAL ASSETS	778,770,514	772,438,430
Current liabilities
Accounts payable	6,679,219	4,789,935
Accrued expenses and other liabilities	11,547,706	16,278,084
Accrued interest on debt and finance leases	775,949	880,183
Current portion of long-term debt	32,638,262	20,216,171
Current portion of finance lease obligations	18,069,882	17,975,322
Current portion of operating lease obligations	402,619	289,231
Total current liabilities	70,113,637	60,428,926
Non-current liabilities
Non-current portion of long-term debt	182,627,341	187,066,842
Non-current portion of finance lease obligations	193,170,794	197,704,372
Non-current portion of operating lease obligations	1,189,607	1,182,522
Total non-current liabilities	376,987,742	385,953,736
Stockholders' equity
Common stock	351,469	350,192
Additional paid in capital	415,934,903	416,841,494
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(69,268,328)	(75,787,009)
Total stockholders' equity	331,669,135	326,055,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 778,770,514	$ 772,438,430